Impairment Charges and Restructuring Costs	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Impairment Charges and Restructuring Costs
IMPAIRMENT CHARGES (REVERSALS) AND RESTRUCTURING COSTS (GAINS)

A.	IMPAIRMENT CHARGES (REVERSALS) ON PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS WITH FINITE USEFUL LIFE AND OTHER ASSETS

The Corporation recorded impairment charges totaling $75 million in 2018 and $11 million in 2017. The recoverable amount of CGUs was determined using a fair value less cost of disposal sell model based on the income approach, unless otherwise indicated. Level 2 inputs are used to measure fair value. Impairments are detailed as follows:

	2018
	PACKAGING PRODUCTS
(in millions of Canadian dollars)	CONTAINER-BOARD	BOXBOARD EUROPE	SPECIALTY PRODUCTS	SUB-TOTAL	TISSUE PAPERS	CORPORATE ACTIVITIES	TOTAL
Property, plant and equipment	—	—	—	—	74	—	74
Intangible assets with finite useful life and other assets	—	—	—	—	1	—	1
	—	—	—	—	75	—	75

	2017
	PACKAGING PRODUCTS
(in millions of Canadian dollars)	CONTAINER-BOARD	BOXBOARD EUROPE	SPECIALTY PRODUCTS	SUB-TOTAL	TISSUE PAPERS	CORPORATE ACTIVITIES	TOTAL
Property, plant and equipment	—	—	—	—	2	—	2
Intangible assets with finite useful life and other assets	11	—	—	11	—	(2)	9
	11	—	—	11	2	(2)	11

2018
The Tissue Papers segment recorded impairment charges totaling $75 million on the assets of four CGUs, as their recoverable amount was lower than their carrying amount. Sustained production inefficiencies led to insufficient profitability to support the carrying value of the assets. Recoverable amount of the assets was based on their fair value less cost of disposal.

2017
The Containerboard Packaging segment recorded an impairment charge of $11 million on deferred revenues related to the management agreement of Greenpac since the beginning of the mill construction, which was recorded in “Other assets”. Following the acquisition and consolidation of Greenpac described in Note 5, expected future cash flows related to this asset did not materialize on a consolidated basis.

The Tissue Papers segment incurred a $2 million impairment charge on unused assets following the reassessment of its recoverable amount based on estimated selling price of the assets.

The Corporate Activities recorded a $2 million reversal of impairment following the collection of a note receivable that had been written off in previous years.

B.	GOODWILL AND OTHER INDEFINITE USEFUL LIFE INTANGIBLE ASSETS
Allocation of goodwill and other indefinite useful life intangible assets is as follows:

•	Containerboard Packaging segment goodwill of $489 million is allocated to the Containerboard segment;

•	Specialty Products segment goodwill is allocated to all recovery and recycling sub-segment for $13 million and the partitioning activities sub-segment for $3 million;

•	Tissue Papers segment goodwill of $36 million is allocated to the Tissue Papers segment;

•	Boxboard Europe segment goodwill of $8 million is allocated to the segment;

•	Water rights of $6 million are allocated to the Boxboard Europe segment.

Annually, the Corporation must test all of its goodwill for impairment.

The Corporation tested its Containerboard Packaging segment goodwill for impairment. As a result of this impairment test, the Corporation concluded that the recoverable amount of the segment was in excess of $1,676 million over its carrying amount, thus no impairment charge was necessary. With all other variables held constant, a decrease of 13% in the terminal OIBD margin would reduce the excess of $1,676 million to nil whereas a rise in the discounting rate of 13% would also reduce the excess to nil.

The Corporation also tested for impairment the goodwill allocated to the recovery and recycling sub-segment. The impairment test resulted in the recoverable amount of the sub-segment being $19 million over its carrying amount, thus no impairment charge was necessary. With all other variables held constant, a decrease of 1% in the terminal OIBD margin would reduce to nil the excess of $19 million whereas a rise in the discounting rate of 1% would also reduce the excess to nil.

The Corporation tested its Tissue Papers segment goodwill for impairment. As a result of this impairment test, the Corporation concluded that the recoverable amount of the segment was in excess of $114 million over its carrying amount, thus no impairment charge was necessary. With all other variables held constant, a decrease in terminal OIBD margin of 1% would reduce the excess of $114 million to nil.

The Corporation applied the income approach in determining fair value less cost of disposal and used the following key assumptions (level 2 inputs):

	CONTAINERBOARD PACKAGING	SPECIALTY PRODUCTS	TISSUE PAPERS
Discounting rate	9.5%	9.5%	10.5%
Terminal exchange rate (CA$/US$)	$1.24	$1.24	$1.24
Terminal OIBD margin	16.2%	5.4%	9.2%

C.	RESTRUCTURING COSTS (GAINS)

Restructuring costs (gains) are detailed as follows:

(in millions of Canadian dollars)	2018	2017
Containerboard	4	2
Boxboard Europe	—	1
Specialty Products	(2)	—
Tissue Papers	—	2
Corporate Activities	—	1
	2	6

2018

The Containerboard Packaging segment ceased activities at its Maspeth plant. A withdrawal liability from the multi-employer pension plan of $2 million was recorded following the departure of the last employees. As well, costs totaling $1 million were incurred to remit the building to the new owner.

The Containerboard Packaging segment incurred a $1 million charge related to severances for the closure in December 2018 of two sheets plants in Ontario.

The Specialty Products segment recorded a gain of $2 million from the dismantling of a building of a plant closed in the previous years.

2017
The Containerboard Packaging segment recorded severance expenses totaling $2 million following the announcement of its New York converting plant closure scheduled and realized in 2018.

The Boxboard Europe segment recorded severances costs of $1 million following the restructuring of its sales activities.

The Tissue Papers segment incurred $2 million of restructuring costs following the review of provisions related to the transfer of the converting operations of the Toronto plant to other Tissue segment sites announced in 2016.

The Corporate Activities recorded a severance cost of $1 million following the closure of a sales division.